Supplemental cash flow information	12 Months Ended
Jun. 30, 2018
Disclosure of supplemental cash flow information [abstract]
Supplemental cash flow information
13.	Supplemental cash flow information

		Year Ended	Year Ended	Year Ended
Non-Cash Investing and	Note	30 June 2018	30 June 2017	30 June 2016
Financing Activities		$	$	$

Acquisition of CHI	6	700,000	-	-

Convertible debt settlement	9	668,610	-	-

Common shares issued in
settlement of accrued and	11	116,000	-	-
unpaid salaries

Reallocation of conversion
rights reserve on settlement of	9	92,966	-	-
convertible debt

Incentive share purchase	10	-	-	26,200
warrants for loan

Reallocation of share-based
payment and other reserve on		26,200	-	-
warrant exercise